Long-term Debt - Convertible notes 2021 (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 21, 2021	Feb. 04, 2021	Jan. 21, 2021	Oct. 31, 2019	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Derivative liability recognized in the extinguishment accounting									$ 21,519,000
Evolv Technologies Holdings, Inc.
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ (11,820,000)	$ (11,820,000)	$ (66,000)	$ (679,000)
Evolv Technologies Holdings, Inc. | 2021 Convertible Notes
Debt Instrument [Line Items]
Gross proceeds from issuance			$ 30,000,000.0	$ 30,000,000.0
Interest rate			8.00%	8.00%
Additional gross proceeds made available upon achievement of the integration milestone			$ 100,000,000.0	$ 100,000,000.0
Conversion price as percentage of the price per share paid by the other investors			80.00%	80.00%
Embedded derivative fair value			$ 7,000,000.0	$ 7,000,000.0
Initial carrying value	$ 30,000,000	$ 29,600,000	23,000,000.0	23,000,000.0			30,000,000	30,000,000
Total interest incurred	100,000						2,800,000	4,700,000
Fair value of derivative liability	9,200,000						9,200,000	9,200,000
Number of shares issued upon conversion of debt		1,000,000
Loss on extinguishment of debt		$ 11,800,000
Carrying value of notes derecognized		26,700,000
Face amount of debt	30,000,000	$ 29,600,000	$ 23,000,000.0	$ 23,000,000.0			30,000,000	30,000,000
Derivative liability recognized in the extinguishment accounting	$ 19,200,000						$ 19,200,000	19,200,000
Mark to market change, additional loss								$ 100,000
Evolv Technologies Holdings, Inc. | Series B-1 Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt					18,056,296	8,486,175